COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Supply and open orders commitment	$ 43,607
Advance to subcontractor/supplier	$ 13,502